Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2017
Accumulated other comprehensive income

17. Accumulated other comprehensive income

Changes in each component of AOCI for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	(in millions of yen)
AOCI, balance at beginning of fiscal year, previously reported	1,117,877	2,041,005	1,469,308
Cumulative effect of change in accounting principles (Notes 2 and 25)	—	—	330
AOCI, balance at beginning of fiscal year, adjusted	1,117,877	2,041,005	1,469,638
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year, previously reported	1,123,272	1,747,607	1,409,459
Cumulative effect of change in accounting principles (Notes 2 and 25)	—	—	(85)
Balance at beginning of fiscal year, adjusted	1,123,272	1,747,607	1,409,374
Unrealized holding gains (losses) during year	763,115	(189,479)	273,844
Less: reclassification adjustments for losses (gains) included in net income	(138,780)	(148,669)	(221,916)

Change during year	624,335	(338,148)	51,928

Balance at end of fiscal year	1,747,607	1,409,459	1,461,302
Foreign currency translation adjustments:
Balance at beginning of fiscal year, previously reported	(6,434)	129,179	6,310
Cumulative effect of change in accounting principles (Notes 2 and 25)	—	—	415
Balance at beginning of fiscal year, adjusted	(6,434)	129,179	6,725
Foreign currency translation adjustments during year	134,104	(122,081)	(11,920)
Less: reclassification adjustments for losses (gains) included in net income	1,509	(788)	(340)

Change during year	135,613	(122,869)	(12,260)

Balance at end of fiscal year	129,179	6,310	(5,535)
Pension liability adjustments:
Balance at beginning of fiscal year, previously reported	1,039	164,219	53,539
Unrealized gains (losses) during year	163,191	(107,497)	11,561
Less: reclassification adjustments for losses (gains) included in net income	(11)	(3,183)	296

Change during year	163,180	(110,680)	11,857

Balance at end of fiscal year	164,219	53,539	65,396
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	923,128	(571,697)	51,525

AOCI, balance at end of fiscal year	2,041,005	1,469,308	1,521,163

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2017:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	319,707	(97,729)	221,978	(62)	221,916	Investment gains (losses)—net
Foreign currency translation adjustments	340	—	340	—	340	Foreign exchange gains (losses)-net
Pension liability adjustments	(476)	178	(298)	2	(296)	Salaries and employee benefits

Total	319,571	(97,551)	222,020	(60)	221,960

Notes:

(1)	The amounts in the Before tax column are recorded in each account presented under the heading “Affected line items in the consolidated statements of income”.
(2)	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income (loss) attributable to noncontrolling interests in the consolidated statements of income, respectively.